STOCKHOLDERS DEFICIT	6 Months Ended	12 Months Ended
	Mar. 31, 2024	Sep. 30, 2023
Equity [Abstract]
STOCKHOLDERS DEFICIT

7. STOCKHOLDERS DEFICIT

Common Stock

In January 2024 certain shareholders of the Company exchanged a total of 300,000 shares of Company’s Common Stock for 300,073 of pre-funded warrants to purchase shares of Common Stock. At the date of the exchange, the fair value of the common stock received approximates the fair value of the warrants issued. The pre-funded warrants are fully vested, exercisable at $0.001 per share, and expire in 5 years.

2013 Stock Incentive Plan

On September 1, 2023, a majority of shareholders approved the 2023 Stock Plan with 455,169 common shares reserved to be issued under the plan. As of March 31, 2024, there were no issuances under the new plan.

On June 18, 2013, the Company established the 2013 Stock Incentive Plan (the “2013 Plan”). Under the 2013 Plan, the Company can issue or grant a total of 185,571 shares, as amended. On June 18, 2023, the 2013 Stock Incentive Plan expired, and no shares are available for grants under the 2013 Plan.

Common Stock Options

Stock compensation activity under the 2013 Plan for the six months ended March 31, 2024 follows:

	Option Shares Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (years)	Aggregate Intrinsic Value
Outstanding at September 30, 2023	102,125	$38.00	5.58	$-
Awarded	-	-	-	-
Forfeited/Cancelled	(1,825)	(67.00)	-	-
Outstanding at December 31, 2023	100,300	38.00	4.00	11,000
Awarded	-	-	-	-
Forfeited/Cancelled	(12,025)	(58.00)	-	-
Outstanding at March 31, 2024	88,275	$35.00	5.00	-
Vested at March 31, 2024	74,769	$39.00	3.50	-
Vested and expected to vest at March 31, 2024	88,275	$35.00	5.00	-

During the six months ended March 31, 2024 and 2023, the Company recorded stock compensation expense of $25,909 and $172,550 to account the fair value of the stock options that vested.

As of March 31, 2024, there is approximately $45,000 of unrecognized compensation expense related to unvested stock-based compensation arrangements granted under the 2013 Plan. That cost is expected to be recognized over a weighted average period of 1.34 years.

Restricted Stock

For the three months ended March 31, 2024 and 2023, compensation expense recorded for the restricted stock awards was approximately $0 and $1,000, respectively. For the six months ended March 31, 2024 and 2023, compensation expense recorded for the restricted stock awards was approximately $0 and $3,000, respectively.

As of March 31, 2023, there was no unrecognized compensation expense related to unvested stock-based compensation arrangements granted under the 2013 Plan.

10. STOCKHOLDERS DEFICIT

Common Stock

During the year ended September 30, 2023, the Company issued 3,436,712 shares of Common Stock, par value $0.001, as follows: (i) 250 shares issued in connection with the vesting of a restricted stock grant; (ii) 3,344,321 shares issued in connection with certain financing activities involving the sale of Common Stock and warrants to certain accredited investors in exchange for the net cash proceeds of $2,209,839 (the “Bridge Offering”); (iii) 20,210 inducement shares issued in connection with the closing of the Second Notes and Third Notes; (iv) 12,019 shares issued in connection with the exchange of Series G and Series H warrants for Common Stock; and (v) 59,912 shares issued in connection with the conversion of the Company’s outstanding Series 1 Notes into Common stock.

Common Stock Options

Common Stock Options activity under the 2013 Plan for the year ended September 30, 2023 and 2022 follows:

			Weighted
		Weighted	Average
	Option	Average	Remaining	Aggregate
	Shares	Exercise	Contractual	Intrinsic
	Outstanding	Price	Term (years)	Value
Outstanding at September 30, 2021	124,495	$58.00	1.86	$140,151
Awarded	6,625	$6.00
Forfeited/Cancelled	(32,494)	$70.00
Outstanding at September 30, 2022	98,626	$52.00	1.46	$16,900
Awarded	24,500	$8.00		—
Forfeited/Cancelled	(21,001)	$68.00	—	—
Outstanding at September 30, 2023	102,125	$38.00	3.9	$—
Vested at September 30, 2023	82,940	$44.00	4.89	$—
Vested and expected to vest at September 30, 2023	102,125	$38.00	3.9	$—

During the year ended September 30, 2022, the Company granted 2,375 options to employees and directors and 4,250 options to consultants to purchase shares of common stock under the 2013 Plan. The stock options issued to employees and directors vest over a period of 36 months, and options issued to consultants vest over a period of 12 months. The weighted average exercise price for all options was $10.02. Options issued to employees and consultants expire in 5 years. Options issued to management and directors expire after 10 years. Total fair value of the stock options issued was $47,609 using the Black-Scholes Option Pricing Model. The following assumptions were used to calculate the fair value - expected volatility, 86.8% - 98.5%, risk-free interest rate, 1.5% - 3.5%, expected dividend yield, 0%, expected term, 3.6 - 5.8 years.

During the year ended September 30, 2023, the Company granted 20,875 options to employees and directors and 3,625 options to consultants to purchase shares of common stock under the 2013 Plan. The stock options issued to employees vest over a period of 36 months, and options issued to consultants and directors vest over a period of 12 months. The exercise price for all options granted was $8.02. Options issued to employees and consultants expire in 5 years. Options issued to management and directors expire after 10 years. Total fair value of the stock options issued $156,275 using the Black-Scholes Option Pricing Model. The following assumptions were used to calculate the fair value - expected volatility, 102.8% - 103.4%, risk-free interest rate, 3.8% - 4.0%, expected dividend yield, 0%, expected term, 4.1 – 5.8 years.

Pursuant to the vesting terms of the stock options, Share-based compensation expense recorded in the Company’s Consolidated Statements of Operations for the year ended September 30, 2023 and 2022 resulting from stock options awarded to the Company’s employees, directors and consultants was approximately $246,000 and $459,000, respectively. Of this amount during the years ended September 30, 2023 and 2022, $57,000 and $148,000, respectively, were recorded as research and development expenses, and $189,000 and $311,000, respectively were recorded as general and administrative expenses in the Company’s Consolidated Statements of Operations.

As of September 30, 2023, there is approximately $162,000 of unrecognized compensation expense related to unvested stock-based compensation arrangements granted under the 2013 Plan. That cost is expected to be recognized over a weighted average period of 1.80 years. As of September 30, 2023, 0 shares are available for future grants under the 2013 Plan as the plan is now expired.

Common Stock Warrants

Common Stock Warrants activity for the year ended September 30, 2023 and 2022 follows:

			Weighted
		Weighted	Average
	Warrants	Average	Remaining	Aggregate
	Shares	Exercise	Contractual	Intrinsic
	Outstanding	Price	Term (years)	Value
Outstanding at September 30, 2021	349,380	$53.28	1.8	$-
Awarded	457,072	$9.95	3.8	-
Forfeited/Cancelled	-	$-	-	-
Outstanding at September 30, 2022	806,452	$28.72	2.9	$-
Awarded	25,572,245	$0.85	4.8	13,958,846
Exchanged	(77,090)	$106.47	-	-
Forfeited/Cancelled	(17,605)	$50.20	-	-
Outstanding at September 30, 2023	26,284,002	$0.85	4.8	$13,958,846
Vested at September 30, 2023	26,284,002	$		$
Vested and expected to vest at September 30, 2023	26,284,002	$		$

Restricted Stock

On July 30, 2021, the Company awarded 750 shares of Restricted Stock to an employee. The shares subject to this grant were awarded under the 2013 Plan and 250 shares vest on each of the following dates: January 12, 2022, July 12, 2022, and January 12, 2023.

On September 27, 2021, the Company awarded 1,500 shares of Restricted Stock to a consultant. The shares subject to this grant were awarded under the 2013 Plan and vested in three separate tranches on January 12, 2022, July 12, 2022 and January 12, 2023.

Restricted stock activity in shares under the 2013 Plan for the years ended September 30, 2023 and 2022 follows:

	2023	2022
Non Vested at September 30, 2022 and 2021	250	2,250
Awarded	—	—
Vested	(250)	(2,000)
Forfeited	—	—
Non Vested at September 30, 2023 and 2022	—	250

The weighted average restricted stock award date fair value information for the years ended September 30, 2023 and 2022 follows:

	2023	2022
Non Vested at September 30, 2022 and 2021	$18.00	$19.76
Awarded
Vested	(18.00)	(19.90)
Forfeited
Non Vested at September 30, 2023 and 2022	$—	$18.00

For the years ended September 30, 2023 and 2022 compensation expense recorded for the restricted stock awards was approximately $3,000 and $40,000, respectively. As of September 30, 2023, there is no unrecognized compensation expense related to unvested stock-based compensation arrangements granted under the 2013 Plan.